Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 26,050,387	$ 22,517,220
Vacation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	9,932,727	9,405,040
Bonus and compensation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 16,117,660	$ 13,112,180